FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Financial Assets and Liabilities Measured at value (Details) - HKD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investments	$ 8,181	$ 1,169,741
Other financial assets	1,911	598
Total financial assets, measured at fair value	10,092	1,170,339
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Short-term investments	8,181	1,169,741
Total financial assets, measured at fair value	8,181	1,169,741
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Other financial assets	1,911	598
Total financial assets, measured at fair value	$ 1,911	$ 598